Commitments and contingencies - Subsidiaries - Sociedad Minera El Brocal S.A.A (Details)			1 Months Ended	12 Months Ended
	Dec. 28, 2022 USD ($)	Dec. 28, 2022 PEN (S/)	Nov. 30, 2024 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2024 PEN (S/) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2023 PEN (S/) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2022 PEN (S/) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 PEN (S/) item	Dec. 31, 2024 PEN (S/)	Dec. 19, 2024 USD ($)	Dec. 19, 2024 PEN (S/)	Nov. 30, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Aug. 11, 2023 USD ($)	Mar. 02, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 28, 2022 PEN (S/)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Contingent liability				$ 20,500,000															S/ 5,438,000	$ 12,249,000
Other Receivables				661,011,000		$ 671,707,000
Sociedad Minera Cerro Verde S.A.A
Disclosure of Commitments and contingencies [Line Items]
Income tax payable				16,215,000		4,728,000
El Brocal
Disclosure of Commitments and contingencies [Line Items]
Other Receivables				7,017,000		7,662,000
Minera La Zanja S.R.L
Disclosure of Commitments and contingencies [Line Items]
Other Receivables				3,682,000		3,738,000
Year 2014 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value																$ 37,054,264	S/ 9,829,000
Amount disbursed recorded as an account receivable											$ 2,094,000																S/ 7,871,000
Year 2014 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Contingent liability						301,000					2,892,000								1,136,000								10,902,000
Amount of fine returned						3,003,000
Development cost											4,399,000	S/ 16,582,000
Tax value refunded				461,000											S/ 1,732,000
Other Receivables				834,000											3,136,000
Year 2014 [Member] | SUNAT. | El Brocal | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Amount of fine returned | S/							S/ 799,000
Accounts receivable						4,868,000													1,314,000
Year 2015 [Member] | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Contingent liability | S/																												S/ 3,412,000
Year 2015 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Contingent liability													$ 905,000
Number of tailings depreciation rate questioned | item													2	2
Amount disbursed recorded as an account receivable											$ 387,000																S/ 1,456,000
Amount of fine returned						122,000	459,000
Accounts receivable																			997,000		$ 269,000
Development cost													$ 3,695,000	S/ 13,930,000
Tax value refunded				75,000											282,000
Other Receivables				190,000											S/ 715,000
Ifrs Tax Year 2018 [Member] | SUNAT. | Minera La Zanja S.R.L
Disclosure of Commitments and contingencies [Line Items]
Depreciation of the tailings	$ 2,063,000	S/ 7,777,000
Development cost | S/		S/ 4,738,000
Ifrs Tax Year 2018 [Member] | SUNAT. | Minera La Zanja S.R.L | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Development cost	1,257,000
Year 2020 [Member] | Rio seco
Disclosure of Commitments and contingencies [Line Items]
Amount disbursed recorded as an account receivable	$ 613,000																						S/ 2,298,000
Year 2020 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value			$ 72,000															S/ 269,000
Year 2016 [Member] | Minera La Zanja S.R.L
Disclosure of Commitments and contingencies [Line Items]
Amount disbursed recorded as an account receivable																								$ 2,384,000	S/ 8,959,000
Year 2016 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned | item								2	2	2
Amount disbursed recorded as an account receivable								$ 5,406,000		$ 5,406,000												S/ 20,380,000				S/ 20,380,000
Year 2016 [Member] | SUNAT. | Minera La Zanja S.R.L
Disclosure of Commitments and contingencies [Line Items]
Amount of Tax Assessment Value Paid						1,137,000	4,288,000
Year 2017 [Member] | SUNAT. | Sociedad Minera Cerro Verde S.A.A.
Disclosure of Commitments and contingencies [Line Items]
Amount of Tax Assessment Value Paid				$ 5,993,000	S/ 22,521,000	6,079,000	22,521,000
Development cost						8,809,000	S/ 33,209,000	8,809,000	S/ 33,209,000
Loss from settlement of financial instrument questioned						$ 9,437,000		$ 9,437,000											S/ 35,578,000			S/ 35,578,000
Tax Year 2021 | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Number Of installments Of net assets tax | item			2
Tax Year 2021 | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned | item				2	2	2	2
Development cost				$ 1,666,000	S/ 6,281,000	$ 1,666,000	S/ 6,281,000